UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04494
                                                    ----------

                             The Gabelli Asset Fund
     ----------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
     ----------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2007
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                             THE GABELLI ASSET FUND
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2007

TO OUR SHAREHOLDERS,
      During the second quarter of 2007, The Gabelli Asset Fund (the "Fund") rose 7.2%, while the Standard & Poor's ("S&P") 500 Index gained 6.3% and the Dow Jones Industrial Average rose 9.1%. For the six month period ended June 30, 2007, the Fund was up 11.6% versus gains of 7.0% and 8.8% for the S&P 500 Index and the Dow Jones Industrial Average, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2007 (A)
                ------------------------------------------------

                                                                                                               Since
                                              Year to                                                        Inception
                                     Quarter   Date    1 Year   3 Year   5 Year   10 Year   15 Year  20 Year  (3/3/86)
--------------------------------------------------------------------------------------------------------------------
  GABELLI ASSET FUND CLASS AAA ..... 7.24%    11.57%   25.52%    16.36%   14.68%  12.08%    13.85%   13.41%   14.50%
  S&P 500 Index .................... 6.27      6.96    20.57     11.67    10.70    7.13     11.18    10.81    11.85
  Dow Jones Industrial Average ..... 9.10      8.79    22.98     11.26    10.21    7.88     12.20    11.76    13.05
  Nasdaq Composite Index ........... 7.50      7.78    19.85      8.33    12.21    6.08     10.74     9.46     9.72
  Class A .......................... 7.23     11.54    25.52     16.36    14.67   12.08     13.85    13.41    14.50
                                     1.06(b)   5.13(b) 18.30(b)  14.09(b) 13.32(b)11.41(b)  13.40(b) 13.07(b) 14.17(b)
  Class B .......................... 7.03     11.13    24.50     15.53    14.08   11.79     13.65    13.26    14.36
                                     2.03(c)   6.13(c) 19.50(c)  14.77(c) 13.85(c)11.79     13.65    13.26    14.36
  Class C .......................... 7.03     11.14    24.58     15.49    14.08   11.78     13.65    13.26    14.36
                                     6.03(d)  10.14(d) 23.58(d)  15.49    14.08   11.78     13.65    13.26    14.36

THE CURRENT EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 1.36%, 1.35%, 2.11%, AND 2.11%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 INDEX AND THE NASDAQ COMPOSITE INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
     THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS BSHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI ASSET FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2007 through June 30, 2007
                                                                   EXPENSE TABLE
================================================================================

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                 Beginning        Ending       Annualized     Expenses
               Account Value  Account Value     Expense     Paid During
                 01/01/07       06/30/07         Ratio         Period*

--------------------------------------------------------------------------------
THE GABELLI ASSET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA        $1,000.00      $1,115.70        1.35%         $ 7.04
Class A          $1,000.00      $1,115.40        1.35%         $ 7.04
Class B          $1,000.00      $1,111.30        2.09%         $10.88
Class C          $1,000.00      $1,111.40        2.10%         $10.93

HYPOTHETICAL 5% RETURN
Class AAA        $1,000.00      $1,018.00        1.35%         $ 6.72
Class A          $1,000.00      $1,018.00        1.35%         $ 6.72
Class B          $1,000.00      $1,014.35        2.09%         $10.38
Class C          $1,000.00      $1,014.30        2.10%         $10.43

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of June 30, 2007:

THE GABELLI ASSET FUND
Food and Beverage .................................  11.3%
Energy and Utilities ..............................   7.5%
Diversified Industrial ............................   6.5%
Financial Services ................................   6.5%
Telecommunications ................................   6.0%
Cable and Satellite ...............................   5.9%
Equipment and Supplies ............................   5.6%
Publishing ........................................   5.3%
Consumer Products .................................   4.6%
Entertainment .....................................   4.6%
Aviation: Parts and Services ......................   3.3%
Health Care .......................................   3.2%
Hotels and Gaming .................................   3.0%
Broadcasting ......................................   2.8%
Automotive: Parts and Accessories .................   2.6%
Machinery .........................................   2.4%
U.S. Government Obligations .......................   2.0%
Communications Equipment ..........................   1.7%
Specialty Chemicals ...............................   1.6%
Metals and Mining .................................   1.4%
Automotive ........................................   1.4%
Consumer Services .................................   1.3%
Environmental Services ............................   1.3%
Aerospace .........................................   1.3%
Electronics .......................................   1.1%
Agriculture .......................................   1.1%
Retail ............................................   0.9%
Transportation ....................................   0.9%
Wireless Communications ...........................   0.9%
Business Services .................................   0.8%
Real Estate .......................................   0.6%
Computer Software and Services ....................   0.3%
Manufactured Housing and
   Recreational Vehicles ..........................   0.3%
Closed-End Funds ..................................   0.1%
Other Assets and Liabilities (Net) ................  (0.1)%
                                                    ------
                                                    100.0%
                                                    ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                             MARKET
    SHARES                                    COST           VALUE
    ------                                  -------         --------

              COMMON STOCKS -- 97.8%
              AEROSPACE -- 1.1%
      70,000  Boeing Co. ..............  $    2,424,385  $    6,731,200
     100,000  Herley Industries Inc.+ .       1,509,337       1,637,000
      12,000  Lockheed Martin Corp. ...         354,600       1,129,560
      15,000  Northrop Grumman Corp. ..         734,191       1,168,050
   2,030,000  Rolls-Royce Group plc+ ..      15,039,463      21,951,787
 118,400,000  Rolls-Royce Group plc,
                Cl. B .................         231,986         242,516
                                         --------------  --------------
                                             20,293,962      32,860,113
                                         --------------  --------------
              AGRICULTURE -- 1.1%
     635,000  Archer-Daniels-Midland Co.      8,714,776      21,012,150
      85,058  Monsanto Co. ............         818,413       5,744,817
       3,000  Potash Corp. of
                Saskatchewan Inc. .....          41,184         233,910
     100,000  The Mosaic Co.+ .........       1,586,792       3,902,000
                                         --------------  --------------
                                             11,161,165      30,892,877
                                         --------------  --------------
              AUTOMOTIVE -- 1.4%
     120,000  General Motors Corp. ....       3,714,069       4,536,000
     400,000  Navistar International
                Corp.+ ................       7,339,853      26,400,000
      67,500  PACCAR Inc. .............         522,021       5,875,200
      25,000  Volkswagen AG ...........       1,044,095       3,996,075
                                         --------------  --------------
                                             12,620,038      40,807,275
                                         --------------  --------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.6%
      96,000  BorgWarner Inc. .........       1,888,822       8,259,840
     240,000  CLARCOR Inc. ............       1,718,044       8,983,200
     300,000  Dana Corp.+ .............       1,996,093         606,000
     260,000  Earl Scheib Inc.+ .......       1,603,290         962,000
     195,000  Federal-Mogul Corp.+ ....         411,720         212,550
     500,000  Genuine Parts Co. .......      12,128,320      24,800,000
     140,000  Johnson Controls Inc. ...       3,793,042      16,207,800
     175,000  Midas Inc.+ .............       2,332,651       3,967,250
     285,000  Modine Manufacturing Co.        6,650,816       6,441,000
     145,000  Proliance International Inc.+     898,178         449,500
     180,000  Standard Motor Products
                Inc. ..................       2,488,936       2,705,400
      75,000  Superior Industries
                International Inc. ....       1,853,169       1,632,000
      50,000  Tenneco Inc.+ ...........         190,244       1,752,000
     200,000  TI Automotive Ltd.,
                Cl. A+ (a) ............               0               0
                                         --------------  --------------
                                             37,953,325      76,978,540
                                         --------------  --------------
              AVIATION: PARTS AND SERVICES -- 3.3%
     510,000  Curtiss-Wright Corp. ....       3,360,602      23,771,100
      15,000  EDO Corp. ...............         431,784         493,050
     570,000  GenCorp Inc.+ ...........       2,079,772       7,449,900

                                                             MARKET
    SHARES                                    COST           VALUE
    ------                                  -------         --------

     110,000  Kaman Corp. .............  $    1,534,270  $    3,430,900
     310,000  Precision Castparts Corp.       3,780,441      37,621,600
     102,000  Sequa Corp., Cl. A+ .....       4,294,565      11,424,000
     105,000  Sequa Corp., Cl. B+ .....       5,381,630      11,884,425
     260,000  The Fairchild Corp., Cl. A+     1,358,151         577,200
                                         --------------  --------------
                                             22,221,215      96,652,175
                                         --------------  --------------
              BROADCASTING -- 2.8%
     400,000  CBS Corp., Cl. A ........       7,019,670      13,332,000
      50,000  CBS Corp., Cl. B ........       1,257,800       1,666,000
      30,717  Citadel Broadcasting Corp.         81,666         198,122
     400,000  Clear Channel
                Communications Inc. ...      15,147,647      15,128,000
      10,000  Cogeco Inc. .............         194,764         373,715
      13,333  Corus Entertainment Inc.,
                Cl. B, New York .......          43,320         624,384
       6,667  Corus Entertainment Inc.,
                Cl. B, Toronto ........          21,662         311,680
      90,000  Fisher Communications
                Inc.+ .................       4,712,056       4,571,100
         844  Granite Broadcasting
                Corp.+ ................          69,153          27,417
     340,000  Gray Television Inc. ....       3,676,794       3,151,800
       8,000  Gray Television Inc., Cl. A        76,930          74,800
     230,000  Liberty Media Corp. -
                Capital, Cl. A+ .......       4,578,481      27,066,400
     300,000  Lin TV Corp., Cl. A+ ....       5,652,204       5,643,000
      40,000  Sinclair Broadcast Group
                Inc., Cl. A ...........         358,285         568,800
     400,000  Television Broadcasts Ltd.      1,815,551       2,813,587
     140,000  Tokyo Broadcasting
                System Inc. ...........       4,663,263       4,286,700
     230,000  Young Broadcasting Inc.,
                Cl. A+ ................       2,442,732         848,700
                                         --------------  --------------
                                             51,811,978      80,686,205
                                         --------------  --------------
              BUSINESS SERVICES -- 0.8%
      25,851  ACCO Brands Corp.+ ......         152,168         595,866
      50,000  aQuantive Inc.+ .........       3,186,485       3,190,000
      10,000  Avis Budget Group Inc.+ .         189,500         284,300
      45,000  ChoicePoint Inc.+ .......       1,609,312       1,910,250
      12,500  Clear Channel Outdoor
                Holdings Inc., Cl. A+ .         259,405         354,250
     195,000  Ecolab Inc. .............       1,837,428       8,326,500
      10,000  Imation Corp. ...........         203,344         368,600
      65,000  Landauer Inc. ...........         402,818       3,201,250
      23,500  MasterCard Inc., Cl. A ..         916,500       3,897,945
     115,000  Nashua Corp.+ ...........       1,679,783       1,240,850
                                         --------------  --------------
                                             10,436,743      23,369,811
                                         --------------  --------------


                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                             MARKET
    SHARES                                    COST           VALUE
    ------                                  -------         --------

              COMMON STOCKS (CONTINUED)
              CABLE AND SATELLITE -- 5.9%
   2,000,000  Cablevision Systems
                Corp., Cl. A+ .........  $    5,712,538  $   72,380,000
     245,000  Comcast Corp., Cl. A+ ...       4,091,857       6,889,400
      60,000  Comcast Corp.,
                Cl. A, Special+ .......         306,462       1,677,600
     100,000  EchoStar Communications
                Corp., Cl. A+ .........       2,982,011       4,337,000
     320,096  Liberty Global Inc., Cl. A+     3,187,437      13,136,740
     260,000  Liberty Global Inc., Cl. C+     2,801,037      10,218,000
   1,240,000  Rogers Communications
                Inc., Cl. B, New York         6,438,452      52,687,600
      50,000  Rogers Communications
                Inc., Cl. B, Toronto ..         229,821       2,131,894
      60,000  Shaw Communications
                Inc., Cl. B ...........         164,952       2,535,743
      80,000  Shaw Communications
                Inc., Cl. B, Non-Voting         312,647       3,363,200
     150,000  The DIRECTV Group Inc.+         2,281,295       3,466,500
      20,000  Time Warner Cable Inc.,
                Cl. A+ ................         761,800         783,400
                                         --------------  --------------
                                             29,270,309     173,607,077
                                         --------------  --------------
              CLOSED-END FUNDS -- 0.1%
      78,001  Royce Value Trust Inc. ..         938,786       1,670,782
                                         --------------  --------------
              COMMUNICATIONS EQUIPMENT -- 1.6%
      50,000  Alcatel-Lucent, ADR .....       1,140,036         700,000
     565,000  Corning Inc.+ ...........       4,174,676      14,435,750
     240,000  Motorola Inc. ...........       2,546,729       4,248,000
     110,000  Nortel Networks Corp.,
                New York+ .............       2,932,023       2,645,500
      90,000  Nortel Networks Corp.,
                Toronto+ ..............       2,888,687       2,169,632
     390,000  Thomas & Betts Corp.+ ...       7,650,700      22,620,000
                                         --------------  --------------
                                             21,332,851      46,818,882
                                         --------------  --------------
              COMPUTER SOFTWARE AND SERVICES -- 0.3%
      10,000  CA Inc. .................         145,700         258,300
       1,600  eBay Inc.+ ..............          24,652          51,488
      50,000  Jupitermedia Corp.+ .....         287,066         364,000
      26,026  Telecom Italia Media SpA+          26,184           9,564
     265,000  Yahoo! Inc.+ ............       8,644,606       7,189,450
                                         --------------  --------------
                                              9,128,208       7,872,802
                                         --------------  --------------
              CONSUMER PRODUCTS -- 4.6%
      50,000  Alberto-Culver Co. ......       1,116,801       1,186,000
     100,000  Altadis SA ..............       6,742,411       6,658,997
      12,000  Altria Group Inc. .......         274,083         841,680
      10,000  Avon Products Inc. ......         275,840         367,500
      11,000  Christian Dior SA .......         307,335       1,432,523

                                                             MARKET
    SHARES                                    COST           VALUE
    ------                                  -------         --------

     280,000  Church & Dwight Co. Inc.   $    1,838,465  $   13,568,800
      38,000  Clorox Co. ..............       2,111,402       2,359,800
      36,000  Colgate-Palmolive Co. ...       1,894,813       2,334,600
      40,000  Eastman Kodak Co. .......         950,513       1,113,200
     275,000  Energizer Holdings Inc.+        4,987,400      27,390,000
     110,000  Fortune Brands Inc. .....       2,384,058       9,060,700
       3,000  Givaudan SA .............       1,028,013       2,971,756
      37,000  Harley-Davidson Inc. ....          93,194       2,205,570
      90,000  Lenox Group Inc.+ .......         949,612         632,700
      80,000  Mattel Inc. .............       1,444,000       2,023,200
      38,000  National Presto
                Industries Inc. .......       1,219,218       2,368,920
       4,000  Nintendo Co. Ltd. .......       1,244,028       1,465,178
     520,000  Procter & Gamble Co. ....      17,588,062      31,818,800
      50,000  Reckitt Benckiser plc ...       1,570,345       2,746,095
     120,000  Sally Beauty Holdings Inc.+       980,508       1,080,000
      60,000  Spectrum Brands Inc.+ ...         583,519         406,200
      60,000  Svenska Cellulosa
                Aktiebolaget, Cl. B ...         864,557       1,008,890
   1,000,000  Swedish Match AB ........      10,327,823      19,373,611
      10,000  Syratech Corp.+ .........           2,000             500
      45,000  Wolverine World Wide Inc.         418,548       1,246,950
                                         --------------  --------------
                                             61,196,548     135,662,170
                                         --------------  --------------
              CONSUMER SERVICES -- 1.3%
     360,000  IAC/InterActiveCorp+ ....       4,107,743      12,459,600
     730,000  Liberty Media Corp. -
                Interactive, Cl. A+ ...       4,012,490      16,300,900
     435,000  Rollins Inc. ............       3,384,294       9,904,950
                                         --------------  --------------
                                             11,504,527      38,665,450
                                         --------------  --------------
              DIVERSIFIED INDUSTRIAL -- 6.5%
      45,000  Acuity Brands Inc. ......         632,250       2,712,600
       5,000  Anixter International Inc.+        45,044         376,050
      75,403  Contax Participacoes
                SA, ADR ...............          30,974          92,783
     490,000  Cooper Industries
                Ltd., Cl. A ...........      12,041,804      27,974,100
     450,000  Crane Co. ...............       7,844,551      20,452,500
     110,000  Gardner Denver Inc.+ ....         901,088       4,680,500
     446,000  Greif Inc., Cl. A .......       5,167,942      26,586,060
     420,000  Honeywell International Inc.   13,542,006      23,637,600
     590,000  ITT Corp. ...............       9,292,829      40,285,200
     150,000  Katy Industries Inc.+ ...       1,284,355         195,000
      80,000  Magnetek Inc.+ ..........         414,007         412,000
     240,000  Myers Industries Inc. ...       1,460,520       5,306,400
      52,000  Pentair Inc. ............         762,065       2,005,640
     170,000  Rinker Group Ltd., ADR ..      13,340,305      13,532,000
      53,333  Smiths Group plc ........         880,176       1,269,128
      80,000  Smiths Group plc, Cl. B+          578,435         554,239
     185,000  The Lamson &
                Sessions Co.+ .........       1,134,427       4,915,450

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                             MARKET
    SHARES                                    COST           VALUE
    ------                                  -------         --------

              COMMON STOCKS (CONTINUED)
              DIVERSIFIED INDUSTRIAL (CONTINUED)
     112,500  Trinity Industries Inc.    $      931,715  $    4,898,250
     300,000  Tyco International Ltd.         8,569,207      10,137,000
                                         --------------  --------------
                                             78,853,700     190,022,500
                                         --------------  --------------
              ELECTRONICS -- 1.1%
       9,600  Chemring Group plc ......         125,113         379,003
       3,000  Hitachi Ltd., ADR .......         172,200         212,250
     120,000  Intel Corp. .............       2,567,140       2,851,200
      13,000  Kyocera Corp., ADR ......         448,063       1,370,330
     250,000  LSI Corp.+ ..............       1,628,435       1,877,500
      22,000  Molex Inc., Cl. A .......         609,932         584,100
      46,000  Samsung Electronics Co.
                Ltd., GDR (b) .........       8,616,601      14,090,269
      50,000  Sony Corp., ADR .........       1,556,873       2,568,500
     205,000  Texas Instruments Inc. ..       5,187,155       7,714,150
                                         --------------  --------------
                                             20,911,512      31,647,302
                                         --------------  --------------
              ENERGY AND UTILITIES -- 7.5%
      35,000  AGL Resources Inc. ......         585,625       1,416,800
     150,000  Allegheny Energy Inc.+ ..       1,510,943       7,761,000
   1,000,000  Aquila Inc.+ ............       4,221,323       4,090,000
     250,000  BP plc, ADR .............       7,151,966      18,035,000
       2,000  Cameron International
                Corp.+ ................          69,450         142,940
      25,000  CH Energy Group Inc. ....       1,040,745       1,124,250
     354,000  Chevron Corp. ...........      13,555,634      29,820,960
     360,000  ConocoPhillips ..........      10,273,006      28,260,000
      20,000  Constellation Energy
                Group Inc. ............         484,262       1,743,400
     124,000  Devon Energy Corp. ......       1,695,494       9,707,960
     120,000  DPL Inc. ................       2,716,196       3,400,800
      20,000  DTE Energy Co. ..........         832,127         964,400
     170,000  Duke Energy Corp. .......       1,922,357       3,111,000
      25,000  Edison International ....         425,000       1,403,000
     330,000  El Paso Corp. ...........       2,738,857       5,685,900
     235,000  El Paso Electric Co.+ ...       2,798,469       5,771,600
     150,000  Energy East Corp. .......       3,072,446       3,913,500
     110,000  EOG Resources Inc. ......         503,773       8,036,600
     340,000  Exxon Mobil Corp. .......       8,166,149      28,519,200
       9,000  FPL Group Inc. ..........         266,625         510,660
      38,000  GlobalSantaFe Corp. .....         991,439       2,745,500
     120,000  Halliburton Co. .........       3,330,213       4,140,000
     130,000  Mirant Corp. Escrow+ (a)                0               0
       1,000  Niko Resources Ltd. .....          57,456          91,058
      22,086  NiSource Inc. ...........         475,953         457,401
     180,000  Northeast Utilities .....       3,429,763       5,104,800
      10,000  NSTAR ...................         284,757         324,500
      24,000  Oceaneering International
                Inc.+ .................         650,712       1,263,360
       1,000  PetroChina Co. Ltd., ADR           61,027         148,680

                                                             MARKET
    SHARES                                    COST           VALUE
    ------                                  -------         --------

     100,000  Progress Energy Inc.,
                CVO+ ..................  $       52,000  $       36,000
      50,000  Royal Dutch Shell plc,
                Cl. A, ADR ............       2,980,580       4,060,000
     118,000  SJW Corp. ...............       1,872,429       3,929,400
     260,000  Southwest Gas Corp. .....       4,582,147       8,790,600
     118,000  Spectra Energy Corp. ....       1,900,714       3,063,280
     110,000  The AES Corp.+ ..........         434,151       2,406,800
      65,000  Transocean Inc.+ ........       3,979,635       6,888,700
     100,000  TXU Corp. ...............       3,261,960       6,730,000
      16,666  UIL Holdings Corp. ......         426,371         551,645
      80,000  Weatherford International
                Ltd.+ .................       3,574,054       4,419,200
                                         --------------  --------------
                                             96,375,808     218,569,894
                                         --------------  --------------
              ENTERTAINMENT -- 4.6%
     110,000  Aruze Corp. .............       3,527,660       3,421,726
       8,010  Chestnut Hill Ventures+ (a)       218,000         364,551
     700,000  Discovery Holding Co.,
                 Cl. A+ ...............       5,315,943      16,093,000
      45,000  DreamWorks Animation
                SKG Inc., Cl. A+ ......       1,084,168       1,297,800
      19,406  EMI Group plc ...........          75,408         104,438
     185,000  EMI Group plc, ADR ......       1,538,472       1,989,490
     600,000  Gemstar-TV Guide
                International Inc.+ ...       2,634,672       2,952,000
     600,000  Grupo Televisa SA, ADR          4,129,388      16,566,000
   1,440,000  Rank Group plc ..........       9,837,464       5,385,759
      20,000  Regal Entertainment
                Group, Cl. A ..........         290,903         438,600
     100,000  Six Flags Inc.+ .........         450,414         609,000
     400,000  The Walt Disney Co. .....       8,084,963      13,656,000
   1,500,000  Time Warner Inc. ........      19,847,989      31,560,000
      50,000  Triple Crown Media Inc.+          549,453         466,000
     400,000  Viacom Inc., Cl. A+ .....      10,979,484      16,640,000
     530,000  Vivendi .................      10,600,520      22,890,032
      55,000  World Wrestling
                Entertainment Inc., Cl. A       549,085         879,450
                                         --------------  --------------
                                             79,713,986     135,313,846
                                         --------------  --------------
              ENVIRONMENTAL SERVICES -- 1.3%
     350,000  Allied Waste Industries Inc.+   3,229,628       4,711,000
     450,000  Republic Services Inc. ..       3,560,581      13,788,000
     500,000  Waste Management Inc. ...      10,415,537      19,525,000
                                         --------------  --------------
                                             17,205,746      38,024,000
                                         --------------  --------------
              EQUIPMENT AND SUPPLIES -- 5.6%
     709,000  AMETEK Inc. .............       2,751,141      28,133,120
       6,000  Amphenol Corp., Cl. A ...          23,163         213,900
     106,000  CIRCOR International Inc.         932,373       4,285,580
     155,000  Crown Holdings Inc.+ ....         698,786       3,870,350
     155,000  CTS Corp. ...............         815,744       1,962,300

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                             MARKET
    SHARES                                    COST           VALUE
    ------                                  -------         --------

              COMMON STOCKS (CONTINUED)
              EQUIPMENT AND SUPPLIES (CONTINUED)
       4,000  Danaher Corp. ...........  $       70,641  $      302,000
     380,000  Donaldson Co. Inc. ......       1,470,210      13,509,000
     290,000  Fedders Corp.+ ..........       1,130,994          66,700
     417,000  Flowserve Corp. .........       6,599,240      29,857,200
     150,000  Gerber Scientific Inc.+ .       1,412,103       1,743,000
     210,000  GrafTech International Ltd.+    2,229,118       3,536,400
     780,000  IDEX Corp. ..............       2,958,676      30,061,200
      24,000  Ingersoll-Rand Co.
                Ltd., Cl. A ...........         501,720       1,315,680
     210,000  Interpump Group SpA .....         825,318       2,269,540
     200,000  Lufkin Industries Inc. ..       1,810,811      12,910,000
      47,866  Met-Pro Corp. ...........         321,979         751,975
      16,524  Mueller Water Products
                Inc., Cl. B ...........         227,158         247,860
      20,000  Sealed Air Corp. ........         168,679         620,400
     110,000  Tenaris SA, ADR .........       5,219,832       5,385,600
      35,000  The Manitowoc Co. Inc. ..         127,596       2,813,300
     120,000  The Weir Group plc ......         504,947       1,759,107
      30,000  Valmont Industries Inc. .         242,908       2,182,800
     400,000  Watts Water Technologies
                Inc., Cl. A ...........       4,652,635      14,988,000
                                         --------------  --------------
                                             35,695,772     162,785,012
                                         --------------  --------------
              FINANCIAL SERVICES -- 6.5%
      20,000  A.G. Edwards Inc. .......       1,747,323       1,691,000
      15,500  Alleghany Corp.+ ........       2,688,224       6,300,750
     420,000  American Express Co. ....       9,628,368      25,695,600
      60,000  American International
                Group Inc. ............       4,122,601       4,201,800
      85,000  Ameriprise Financial Inc.       1,628,209       5,403,450
      50,000  Argonaut Group Inc. .....       1,184,298       1,560,500
      10,000  Bank of America Corp. ...         188,637         488,900
         220  Berkshire Hathaway Inc.,
                Cl. A+ ................         874,549      24,084,500
      55,000  BKF Capital Group Inc.+           614,666         127,050
       7,500  Calamos Asset
                Management Inc., Cl. A          135,000         191,625
     450,000  Citigroup Inc. ..........      23,067,078      23,080,500
      35,000  Commerzbank AG ..........         624,519       1,681,194
     110,000  Commerzbank AG, ADR .....       2,308,920       5,236,748
     154,000  Deutsche Bank AG ........       6,960,775      22,289,960
      55,000  H&R Block Inc. ..........         694,635       1,285,350
      31,000  Interactive Brokers Group
                Inc., Cl. A+ ..........         904,342         841,030
     120,000  Janus Capital Group Inc.        2,225,261       3,340,800
      25,000  JPMorgan Chase & Co. ....         508,088       1,211,250
       6,000  Legg Mason Inc. .........         527,420         590,280
      12,000  Lehman Brothers
                Holdings Inc. .........          54,150         894,240
      75,000  Leucadia National Corp.           655,691       2,643,750

                                                             MARKET
    SHARES                                    COST           VALUE
    ------                                  -------         --------

     100,000  Marsh & McLennan
                Companies Inc. ........     $ 3,171,189  $    3,088,000
     120,000  Mellon Financial Corp. ..       4,103,608       5,280,000
      22,000  Merrill Lynch & Co. Inc.          909,870       1,838,760
      45,100  NewAlliance Bancshares
                Inc. ..................         731,342         663,872
      30,000  Nuveen Investments Inc.,
                Cl. A .................       1,895,276       1,864,500
      30,000  PNC Financial Services
                Group Inc. ............       1,456,850       2,147,400
       2,500  Prudential Financial Inc.          68,750         243,075
      85,000  State Street Corp. ......         661,975       5,814,000
      20,000  SunTrust Banks Inc. .....         424,879       1,714,800
      60,000  T. Rowe Price Group Inc.        1,012,984       3,113,400
       1,000  The Allstate Corp. ......          23,675          61,510
      55,000  The Bank of New York
                Co. Inc. ..............       1,858,706       2,279,200
         100  The Blackstone Group LP+            3,004           2,927
     378,000  The Midland Co. .........       1,942,907      17,743,320
     150,000  The Phoenix
                Companies Inc. ........       2,222,423       2,251,500
      40,000  The Travelers
                Companies Inc. ........       1,575,006       2,140,000
      19,000  Unitrin Inc. ............         498,464         934,420
       8,500  Value Line Inc. .........         136,515         373,150
     180,000  Waddell & Reed Financial
                Inc., Cl. A ...........       3,692,409       4,681,800
                                         --------------  --------------
                                             87,732,586     189,075,911
                                         --------------  --------------
              FOOD AND BEVERAGE -- 11.3%
     345,000  Brown-Forman Corp., Cl. A       8,021,206      26,175,150
     120,000  Cadbury Schweppes
                plc, ADR ..............       4,284,867       6,516,000
     135,000  Campbell Soup Co. .......       3,720,358       5,239,350
     150,000  China Mengniu Dairy
                Co. Ltd. ..............         474,582         516,997
      60,000  Coca-Cola Enterprises Inc.      1,176,706       1,440,000
      11,000  Coca-Cola Hellenic
                Bottling Co. SA .......         268,442         505,780
      60,000  Constellation Brands Inc.,
                Cl. A+ ................       1,281,157       1,456,800
     340,000  Corn Products
                International Inc. ....       4,148,001      15,453,000
     220,000  Davide Campari-Milano
                SpA ...................       2,223,586       2,309,129
     215,000  Del Monte Foods Co. .....       2,130,243       2,614,400
     318,000  Diageo plc, ADR .........      11,903,832      26,492,580
      70,000  Farmer Brothers Co. .....         943,094       1,584,100
     300,000  Flowers Foods Inc. ......       1,927,372      10,008,000
      42,000  Fomento Economico
                Mexicano SAB de CV, ADR       1,291,042       1,651,440
     360,000  General Mills Inc. ......      12,545,904      21,031,200

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                             MARKET
    SHARES                                    COST           VALUE
    ------                                  -------         --------

              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
     408,000  Groupe Danone ...........  $   20,352,486  $   33,143,615
     180,000  Groupe Danone, ADR ......       1,851,062       2,926,800
   1,589,300  Grupo Bimbo SA de CV,
                Cl. A .................       3,285,390      10,003,462
     180,000  H.J. Heinz Co. ..........       6,572,778       8,544,600
      10,000  Hain Celestial Group Inc.+        141,134         271,400
      10,000  Heineken NV .............         473,801         588,617
     220,000  ITO EN Ltd. .............       6,883,372       7,236,548
     125,000  Kellogg Co. .............       3,311,846       6,473,750
      95,000  Kerry Group plc, Cl. A ..       1,122,284       2,664,628
     170,000  Kikkoman Corp. ..........       2,055,582       2,529,462
     140,000  Kraft Foods Inc., Cl. A         4,211,871       4,935,000
      33,000  LVMH Moet Hennessy
                Louis Vuitton SA ......       1,150,670       3,820,559
      75,000  Morinaga Milk Industry
                Co. Ltd. ..............         327,266         302,132
       9,000  Nestle SA ...............       1,868,526       3,433,483
     280,000  Nissin Food Products
                Co. Ltd. ..............      10,238,467       9,392,081
     850,000  PepsiAmericas Inc. ......      13,139,557      20,876,000
     355,000  PepsiCo Inc. ............       9,198,266      23,021,750
      12,424  Pernod-Ricard SA ........       2,007,105       2,756,872
     155,000  Ralcorp Holdings Inc.+ ..       2,450,803       8,284,750
      45,000  Remy Cointreau SA .......       2,908,550       3,377,208
     300,000  The Coca-Cola Co. .......      12,025,431      15,693,000
      65,000  The Hershey Co. .........       1,230,126       3,290,300
      20,000  The J.M. Smucker Co. ....         547,733       1,273,200
     162,860  Tootsie Roll Industries Inc.    2,005,302       4,512,851
     255,000  Wm. Wrigley Jr. Co. .....       6,240,995      14,104,050
      63,750  Wm. Wrigley Jr. Co., Cl. B      1,658,999       3,506,250
     340,000  YAKULT HONSHA Co. Ltd. ..       9,465,225       8,615,635
                                         --------------  --------------
                                            183,065,019     328,571,929
                                         --------------  --------------
              HEALTH CARE -- 3.2%
      20,000  Advanced Medical
                Optics Inc.+ ..........         741,493         697,600
      52,444  Allergan Inc. ...........       2,458,117       3,022,872
      53,000  Alpharma Inc., Cl. A ....       1,316,748       1,378,530
      44,000  Amgen Inc.+ .............         203,194       2,432,760
      70,000  AngioDynamics Inc.+ .....       1,331,466       1,260,700
       6,000  ArthroCare Corp.+ .......         154,880         263,460
      44,000  Biogen Idec Inc.+ .......         409,921       2,354,000
      20,000  Biomet Inc. .............         803,385         914,400
     150,000  Bristol-Myers Squibb Co.        4,060,053       4,734,000
      82,000  Chemed Corp. ............       1,285,790       5,435,780
      58,000  CONMED Corp.+ ...........       1,270,859       1,698,240
       5,000  Dade Behring Holdings Inc.        229,894         265,600
      10,000  DENTSPLY International Inc.       190,509         382,600

                                                             MARKET
    SHARES                                    COST           VALUE
    ------                                  -------         --------

      90,000  Eli Lilly & Co. .........  $    5,251,364  $    5,029,200
      40,000  Exactech Inc.+ ..........         612,866         643,200
      40,000  Henry Schein Inc.+ ......       1,091,829       2,137,200
      27,000  Hospira Inc.+ ...........         983,460       1,054,080
      25,000  IMS Health Inc. .........         663,577         803,250
      15,000  Inverness Medical
                Innovations Inc.+ .....         255,011         765,300
      45,000  Invitrogen Corp.+ .......       2,307,565       3,318,750
     100,000  Johnson & Johnson .......       3,213,956       6,162,000
       2,000  Laboratory Corp. of
                America Holdings+ .....        157,830         156,520
     118,000  Medco Health
                Solutions Inc.+ .......       3,767,554       9,202,820
     150,000  Merck & Co. Inc. ........       4,480,183       7,470,000
       2,000  Nobel Biocare Holding AG          285,863         655,751
      12,000  Orthofix International NV+        416,910         539,640
       4,000  OrthoLogic Corp.+ .......          13,880           5,680
      20,000  Pain Therapeutics Inc.+ .         165,381         174,200
      32,000  Patterson Companies Inc.+         702,130       1,192,640
     600,000  Pfizer Inc. .............      11,577,326      15,342,000
     130,000  Schering-Plough Corp. ...       2,409,430       3,957,200
       2,000  Stryker Corp. ...........          65,440         126,180
      40,000  Thoratec Corp.+ .........         514,145         735,600
      60,000  UnitedHealth Group Inc.         3,035,521       3,068,400
      35,000  William Demant
                Holding A/S+ ..........       1,644,239       3,481,922
       5,000  Wright Medical Group Inc.+         92,660         120,600
      55,000  Wyeth ...................       2,169,854       3,153,700
       3,000  Young Innovations Inc. ..          87,647          87,540
       3,500  Zimmer Holdings Inc.+ ...         217,154         297,115
                                         --------------  --------------
                                             60,639,084      94,521,030
                                         --------------  --------------
              HOTELS AND GAMING -- 3.0%
       1,200  Accor SA ................         103,072         106,739
      16,000  Churchill Downs Inc. ....         629,526         838,080
     340,000  Gaylord Entertainment Co.+      9,356,448      18,237,600
      45,000  Harrah's Entertainment Inc.     1,614,531       3,836,700
     650,000  Hilton Hotels Corp. .....       8,942,483      21,755,500
      11,000  Home Inns & Hotels
                Management Inc., ADR+ .         358,483         354,310
      35,000  Host Hotels & Resorts Inc.        715,575         809,200
      39,600  International Game
                Technology ............       1,114,521       1,572,120
   1,582,576  Ladbrokes plc ...........      15,136,688      13,760,703
      22,000  Las Vegas Sands Corp.+ ..         809,047       1,680,580
   3,615,000  Mandarin Oriental
                International Ltd. ....       7,250,864       8,061,450
     100,000  MGM Mirage+ .............       3,767,167       8,248,000
       8,000  Orient-Express Hotels
                Ltd., Cl. A ...........         386,142         427,200

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                             MARKET
    SHARES                                    COST           VALUE
    ------                                  -------         --------

              COMMON STOCKS (CONTINUED)
              HOTELS AND GAMING (CONTINUED)
      60,000  Pinnacle Entertainment
                Inc.+ .................  $    1,776,000  $    1,689,000
      90,000  Starwood Hotels &
                Resorts Worldwide Inc.        1,823,635       6,036,300
      30,000  Wyndham Worldwide Corp.+          714,450       1,087,800
                                         --------------  --------------
                                             54,498,632      88,501,282
                                         --------------  --------------
              MACHINERY -- 2.4%
     155,000  Baldor Electric Co. .....       5,270,000       7,638,400
     140,000  Caterpillar Inc. ........         927,858      10,962,000
      50,000  CNH Global NV ...........       1,156,505       2,554,500
     395,000  Deere & Co. .............       6,618,190      47,692,300
                                         --------------  --------------
                                             13,972,553      68,847,200
                                         --------------  --------------
              MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.3%
     150,000  Cavalier Homes Inc.+ ....         741,010         733,500
      32,200  Cavco Industries Inc.+ ..         609,204       1,208,144
     110,000  Champion Enterprises Inc.+      1,051,665       1,081,300
      35,000  Coachmen Industries Inc.          487,069         338,100
     115,000  Fleetwood Enterprises Inc.+     1,319,659       1,040,750
      76,000  Huttig Building
                Products Inc.+ ........         232,463         575,320
      20,000  Nobility Homes Inc. .....         437,266         420,600
      20,000  Palm Harbor Homes Inc.+ .         346,431         283,000
      71,500  Skyline Corp. ...........       2,837,933       2,145,715
                                         --------------  --------------
                                              8,062,700       7,826,429
                                         --------------  --------------
              METALS AND MINING -- 1.4%
      60,000  Alcoa Inc. ..............       1,800,870       2,431,800
      73,000  Arizona Star Resource
                Corp.+ ................         304,897         797,329
     403,580  Barrick Gold Corp. ......       7,594,595      11,732,071
      12,525  Freeport-McMoRan Copper
                & Gold Inc. ...........         272,500       1,037,321
     100,000  Ivanhoe Mines Ltd.+ .....         775,930       1,424,000
      20,000  James River Coal Co.+ ...         192,187         259,200
      50,000  Kinross Gold Corp.+ .....         359,224         584,000
      52,000  New Hope Corp. Ltd. .....          70,252          97,429
     560,000  Newmont Mining Corp. ....      11,743,667      21,873,600
      30,000  Peabody Energy Corp. ....       1,314,868       1,451,400
                                         --------------  --------------
                                             24,428,990      41,688,150
                                         --------------  --------------
              PUBLISHING -- 5.3%
     230,000  Belo Corp., Cl. A .......       4,146,932       4,735,700
     110,000  Dow Jones & Co. Inc. ....       4,196,705       6,319,500
      25,000  Emap plc ................         362,733         413,169
       9,000  Idearc Inc. .............         234,217         317,970
     220,000  Independent News &
                Media plc .............         674,635       1,116,600
      40,000  Lee Enterprises Inc. ....         935,673         834,400

                                                             MARKET
    SHARES                                    COST           VALUE
    ------                                  -------         --------

      70,035  McClatchy Co., Cl. A ....  $    1,713,010  $    1,772,586
     364,000  Media General Inc., Cl. A      10,175,790      12,110,280
      80,000  Meredith Corp. ..........       1,650,283       4,928,000
   4,000,000  News Corp., Cl. A .......      29,452,066      84,840,000
      24,000  News Corp., Cl. B .......         227,345         550,560
     640,000  PRIMEDIA Inc.+ ..........       2,319,603       1,824,000
      20,300  Seat Pagine Gialle SpA ..          11,997          12,213
     245,000  The E.W. Scripps Co., Cl. A     7,786,098      11,194,050
     276,000  The McGraw-Hill
                Companies Inc. ........       2,547,393      18,790,080
     132,000  The New York Times
                Co., Cl. A ............       1,094,267       3,352,800
      25,373  Tribune Co. .............         777,240         745,966
                                         --------------  --------------
                                             68,305,987     153,857,874
                                         --------------  --------------
              REAL ESTATE -- 0.6%
     103,000  Griffin Land &
                Nurseries Inc.+ .......       1,479,146       3,718,300
      58,000  ProLogis ................       1,579,353       3,300,200
     257,000  The St. Joe Co. .........       1,964,571      11,909,380
                                         --------------  --------------
                                              5,023,070      18,927,880
                                         --------------  --------------
              RETAIL -- 0.9%
      15,000  Aaron Rents Inc. ........          46,693         438,000
      60,750  Aaron Rents Inc., Cl. A           287,231       1,585,575
     220,000  AutoNation Inc.+ ........       1,864,663       4,936,800
      20,000  AutoZone Inc.+ ..........       1,681,602       2,732,400
      18,000  Coldwater Creek Inc.+ ...          30,574         418,140
     100,000  Costco Wholesale Corp. ..       5,087,455       5,852,000
      70,000  CSK Auto Corp.+ .........       1,178,899       1,288,000
     100,000  CVS Caremark Corp. ......       3,797,278       3,645,000
      10,000  Safeway Inc. ............         224,866         340,300
      10,000  SUPERVALU Inc. ..........         297,500         463,200
      40,000  The Home Depot Inc. .....       1,465,730       1,574,000
     118,000  The Kroger Co. ..........         693,975       3,319,340
                                         --------------  --------------
                                             16,656,466      26,592,755
                                         --------------  --------------
              SPECIALTY CHEMICALS -- 1.6%
     350,000  Chemtura Corp. ..........       3,496,553       3,888,500
     480,000  Ferro Corp. .............       7,925,912      11,966,400
       1,000  FMC Corp. ...............          64,790          89,390
     130,000  General Chemical
                Group Inc.+ ...........         502,184           3,250
     135,000  H.B. Fuller Co. .........       1,040,815       4,035,150
     230,000  Hercules Inc.+ ..........       3,423,219       4,519,500
     180,000  International Flavors
                & Fragrances Inc. .....       7,255,378       9,385,200
     100,000  Material Sciences Corp.+          934,840       1,179,000
     648,000  Omnova Solutions Inc.+          2,046,412       3,920,400
     350,000  Sensient Technologies Corp.     6,822,605       8,886,500
      13,380  Tronox Inc., Cl. B ......         152,038         187,989
                                         --------------  --------------
                                             33,664,746      48,061,279
                                         --------------  --------------

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                             MARKET
    SHARES                                    COST           VALUE
    ------                                  -------         --------

              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS -- 6.0%
      80,000  Alltel Corp. ............  $    3,974,820  $    5,404,000
     150,000  AT&T Inc. ...............       3,658,467       6,225,000
      14,000  Brasil Telecom
                Participacoes SA, ADR           810,959         846,440
     200,000  BT Group plc ............         753,355       1,335,395
      18,000  BT Group plc, ADR .......         593,084       1,198,440
      64,000  CenturyTel Inc. .........         918,720       3,139,200
     600,000  Cincinnati Bell Inc.+ ...       3,483,667       3,468,000
     210,000  Citizens Communications Co.     3,082,800       3,206,700
      12,000  Clearwire Corp., Cl. A+           245,533         293,160
     100,000  Deutsche Telekom AG, ADR        1,589,599       1,841,000
      40,000  Embarq Corp. ............       1,044,655       2,534,800
      35,000  France Telecom SA, ADR ..         683,990         961,800
   1,950,000  Qwest Communications
                International Inc.+ ...       5,457,824      18,915,000
   1,100,000  Sprint Nextel Corp. .....      16,019,959      22,781,000
      75,403  Tele Norte Leste
                Participacoes SA, ADR .       1,001,480       1,430,395
   4,300,935  Telecom Italia SpA ......       2,446,277      11,816,875
     280,000  Telecom Italia SpA, ADR         1,913,792       7,688,800
      94,000  Telefonica SA, ADR ......       3,341,710       6,275,440
      10,400  Telefonica SA, BDR ......         119,280         229,134
      40,000  Telefonos de Mexico SAB
                de CV, Cl. L, ADR .....         171,746       1,515,600
     585,000  Telephone & Data
                Systems Inc. ..........      12,048,593      36,603,450
     495,000  Telephone & Data
                Systems Inc., Special .       9,961,936      28,487,250
     180,000  Verizon Communications Inc.     5,621,212       7,410,600
      35,000  Windstream Corp. ........         249,129         516,600
                                         --------------  --------------
                                             79,192,587     174,124,079
                                         --------------  --------------
              TRANSPORTATION -- 0.9%
      85,000  AMR Corp.+ ..............       1,245,603       2,239,750
     120,082  Florida East Coast
                Industries Inc. .......       1,856,261       9,964,404
     280,000  GATX Corp. ..............       6,764,603      13,790,000
      63,000  Grupo TMM SA,
                Cl. A, ADR+ ...........         411,039         213,570
       4,000  Kansas City Southern+               7,317         150,160
      10,000  Providence and Worcester
                Railroad Co. ..........         144,797         193,400
                                         --------------  --------------
                                             10,429,620      26,551,284
                                         --------------  --------------

                                                             MARKET
    SHARES                                    COST           VALUE
    ------                                  -------         --------

              WIRELESS COMMUNICATIONS -- 0.9%
     110,000  America Movil SAB de CV,
                Cl. L, ADR ............  $      692,685  $    6,812,300
      72,000  Price Communications Corp.      1,120,226       1,600,560
       1,350  Tele Norte Celular
                Participacoes SA, ADR+           20,857          14,769
       3,375  Telemig Celular
                Participacoes SA, ADR            97,540         169,898
      13,001  Tim Participacoes SA, ADR         157,722         448,144
     175,000  United States Cellular Corp.+   8,331,364      15,855,000
         192  Vivo Participacoes SA+ ..             670           1,531
      67,505  Vivo Participacoes SA, ADR        648,113         338,200
       4,174  Vivo Participacoes SA,
                Preference ............          66,002          20,751
       4,375  Vodafone Group plc,
                ADR ...................          43,962         147,131
                                         --------------  --------------
                                             11,179,141      25,408,284
                                         --------------  --------------
              TOTAL COMMON STOCKS         1,285,477,360   2,855,462,079
                                         --------------  --------------
              PREFERRED STOCKS -- 0.2%
              AEROSPACE -- 0.2%
      29,000  Northrop Grumman Corp.,
                7.000% Cv. Pfd., Ser. B       3,379,080       4,187,600
                                         --------------  --------------
    PRINCIPAL
     AMOUNT
     ------
              CONVERTIBLE CORPORATE BONDS -- 0.1%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
$  1,000,000  Standard Motor
                Products Inc.,
                Sub. Deb. Cv.,
                6.750%, 07/15/09 ......         958,158         957,500
                                         --------------  --------------
              COMMUNICATIONS EQUIPMENT -- 0.1%
   2,000,000  Agere Systems Inc.,
                Sub. Deb. Cv.,
                6.500%, 12/15/09 ......       1,941,490       2,042,500
   1,100,000  Nortel Networks Corp., Cv.,
                4.250%, 09/01/08 ......       1,085,748       1,090,375
                                         --------------  --------------
                                              3,027,238       3,132,875
                                         --------------  --------------
              TOTAL CONVERTIBLE
                CORPORATE BONDS .......       3,985,396       4,090,375
                                         --------------  --------------

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                             MARKET
    SHARES                                    COST           VALUE
    ------                                  -------         --------

              WARRANTS -- 0.0%
              BROADCASTING -- 0.0%
       2,109  Granite Broadcasting
                Corp., Ser. A,
                expire 06/04/12+ ......  $            0  $       10,547
       2,109  Granite Broadcasting
                Corp., Ser. B,
                expire 06/04/12+ ......               0           7,383
                                         --------------  --------------
                                                      0          17,930
                                         --------------  --------------
              COMMUNICATIONS EQUIPMENT -- 0.0%
       1,097  Alcatel-Lucent,
                expire 12/10/07+ ......           1,821             187
                                         --------------  --------------
              ENERGY AND UTILITIES -- 0.0%
      11,313  Mirant Corp., Ser. A,
                expire 01/03/11+ ......         149,058         260,425
                                         --------------  --------------
              TOTAL WARRANTS ..........         150,879         278,542
                                         --------------  --------------
    PRINCIPAL
     AMOUNT
     ------
              U.S. GOVERNMENT OBLIGATIONS -- 2.0%
              U.S. TREASURY BILLS -- 1.5%
$42,941,000   U.S. Treasury Bills,
                4.351% to 5.126%++,
                07/05/07 to 09/27/07 ..      42,551,083      42,550,465
                                         --------------  --------------
              U.S. TREASURY NOTES -- 0.5%
 15,000,000   U.S. Treasury Note,
                3.375%, 02/15/08 ......      14,845,011      14,853,525
                                         --------------  --------------
              TOTAL U.S. GOVERNMENT
                OBLIGATIONS ...........      57,396,094      57,403,990
                                         --------------  --------------
              TOTAL
                INVESTMENTS -- 100.1% .  $1,350,388,809   2,921,422,586
                                         ==============
              OTHER ASSETS AND LIABILITIES (NET) -- (0.1)%   (2,418,169)
                                                          -------------
              NET ASSETS -- 100.0% ....................  $2,919,004,417
                                                         ==============

----------------
 (a) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2007, the market value of the fair valued securities amounted to $364,551 or 0.01% of total investments.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the Rule 144A security is considered liquid and the market value amounted to $14,090,269 or 0.48% of total investments.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 BDR Brazilian Depository Receipt
 CVO Contingent Value Obligation
 GDR Global Depository Receipt




                See accompanying notes to financial statements.

                             THE GABELLI ASSET FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)
================================================================================

ASSETS:
  Investments, at value (cost $1,350,388,809) .............   $2,921,422,586
  Foreign currency, at value (cost $24,014) ...............           23,000
  Cash ....................................................              953
  Receivable for Fund shares sold .........................        1,703,704
  Dividends and interest receivable .......................        3,125,209
  Prepaid expense .........................................           37,103
                                                              --------------
  TOTAL ASSETS ............................................    2,926,312,555
                                                              --------------
LIABILITIES:
  Payable for investments purchased .......................        2,139,627
  Payable for Fund shares redeemed ........................        1,871,691
  Payable for investment advisory fees ....................        2,324,845
  Payable for distribution fees ...........................          584,313
  Payable for accounting fees .............................            3,501
  Payable for Trustees' fees ..............................            1,921
  Other accrued expenses ..................................          382,240
                                                              --------------
  TOTAL LIABILITIES .......................................        7,308,138
                                                              --------------
  NET ASSETS applicable to 55,228,076
    shares outstanding ....................................   $2,919,004,417
                                                              ==============
NET ASSETS CONSIST OF:
  Paid-in capital .........................................   $1,275,682,003
  Accumulated net investment income .......................        6,697,052
  Accumulated net realized gain on investments
    and foreign currency transactions .....................       65,597,233
  Net unrealized appreciation on investments ..............    1,571,033,777
  Net unrealized depreciation on foreign
    currency translations .................................           (5,648)
                                                              --------------
  NET ASSETS ..............................................   $2,919,004,417
                                                              ==============
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption price per
    share ($2,904,155,137 / 54,944,347 shares
    outstanding; unlimited number of
    shares authorized) ....................................           $52.86
                                                                      ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($9,464,485 /179,718 shares outstanding;
    unlimited number of shares authorized) ................           $52.66
                                                                      ======
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75%
    of the offering price) ................................           $55.87
                                                                      ======
  CLASS B:
  Net Asset Value and offering price per share
    ($1,611/31.03 shares outstanding; unlimited
    number of shares authorized) ..........................           $51.92(a)
                                                                      ======
  CLASS C:
  Net Asset Value and offering price per share
    ($5,383,184/103,980 shares outstanding;
    unlimited number of shares authorized) ................           $51.77(a)
                                                                      ======
--------------------
(a) Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
===============================================================================

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $803,552) ............     $ 23,783,941
  Interest ................................................        1,134,581
                                                                ------------
  TOTAL INVESTMENT INCOME .................................       24,918,522
                                                                ------------
EXPENSES:
  Investment advisory fees ................................       13,520,711
  Distribution fees - Class AAA ...........................        3,366,015
  Distribution fees - Class A .............................            8,872
  Distribution fees - Class B .............................                8
  Distribution fees - Class C .............................           21,159
  Shareholder services fees ...............................          751,394
  Shareholder communications expenses .....................          203,867
  Custodian fees ..........................................          195,640
  Legal and audit fees ....................................           40,367
  Registration expenses ...................................           30,115
  Trustees' fees ..........................................           26,921
  Accounting fees .........................................           22,375
  Interest expense ........................................           13,306
  Miscellaneous expenses ..................................           94,257
                                                                ------------
  TOTAL EXPENSES ..........................................       18,295,007
  Less: Custodian fee credits .............................          (30,809)
                                                                ------------
  NET EXPENSES ............................................       18,264,198
                                                                ------------
  NET INVESTMENT INCOME ...................................        6,654,324
                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments ........................       72,573,404
  Capital gain distributions from an
    investment company ....................................           70,981
  Net realized gain on foreign currency
    transactions ..........................................           12,548
                                                                ------------
  Net realized gain on investments and
    foreign currency transactions .........................       72,656,933
                                                                ------------
  Net change in unrealized appreciation/
    depreciation on investments ...........................      219,905,585
  Net change in unrealized appreciation/
    depreciation on foreign currency translations .........           (6,955)
                                                                ------------
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translations .................................      219,898,630
                                                                ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY ...................      292,555,563
                                                                ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .......................................     $299,209,887
                                                                ============


                 See accompanying notes to financial statements.

                             THE GABELLI ASSET FUND

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                              SIX MONTHS ENDED
                                                                                JUNE 30, 2007          YEAR ENDED
                                                                                 (UNAUDITED)        DECEMBER 31, 2006
                                                                              ----------------      -----------------
OPERATIONS:
  Net investment income ....................................................   $    6,654,324        $   15,609,218
  Net realized gain on investments and foreign currency transactions .......       72,656,933           123,052,407
  Net change in unrealized appreciation/depreciation on investments
    and foreign currency translations ......................................      219,898,630           324,727,122
                                                                               --------------        --------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................      299,209,887           463,388,747
                                                                               --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ..............................................................               --           (15,507,490)
    Class A ................................................................               --               (32,680)
    Class C ................................................................               --                (1,640)
                                                                               --------------        --------------
                                                                                           --           (15,541,810)
                                                                               --------------        --------------
  Net realized gain on investments and foreign currency transactions
    Class AAA ..............................................................               --          (123,401,185)
    Class A ................................................................               --              (235,506)
    Class B ................................................................               --                   (72)
    Class C ................................................................               --              (166,895)
                                                                               --------------        --------------
                                                                                           --          (123,803,658)
                                                                               --------------        --------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................               --          (139,345,468)
                                                                               --------------        --------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ..............................................................       90,077,418           (53,691,894)
    Class A ................................................................        3,872,891             2,459,100
    Class B ................................................................               --                  (105)
    Class C ................................................................        1,596,592               734,082
                                                                               --------------        --------------
  Net increase (decrease) in net assets from shares of
    beneficial interest transactions .......................................       95,546,901           (50,498,817)
                                                                               --------------        --------------
  REDEMPTION FEES ..........................................................            5,102                 6,381
                                                                               --------------        --------------
  NET INCREASE IN NET ASSETS ...............................................      394,761,890           273,550,843
NET ASSETS:
  Beginning of period ......................................................    2,524,242,527         2,250,691,684
                                                                               --------------        --------------
  End of period (including undistributed net investment income of $6,697,052
    and $42,728 respectively) ..............................................   $2,919,004,417        $2,524,242,527
                                                                               ==============        ==============


                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. ORGANIZATION. The Gabelli Asset Fund (the "Fund") was organized on November 25, 1985 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is growth of capital. The Fund commenced investment operations on March 3, 1986.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2007, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 10% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

The tax character of distributions paid during the fiscal year ended December 31, 2006 was as follows:

      DISTRIBUTIONS PAID FROM:
      Ordinary income
        (inclusive of short-term capital gains) ..........  $ 18,460,454
      Net long-term capital gains ........................   120,885,014
                                                            ------------
      Total distributions paid ...........................  $139,345,468
                                                            ============

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at June 30, 2007:

                                                   GROSS            GROSS
                                                UNREALIZED       UNREALIZED       NET UNREALIZED
                               COST            APPRECIATION     DEPRECIATION       APPRECIATION
                               ----            ------------     ------------      --------------
Investments ............ $1,356,789,097       $1,595,973,202    $(31,339,713)    $1,564,633,489

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation established for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and required certain expanded tax disclosures. The Interpretation was implemented by the Fund on June 29, 2007 and applied to all open tax years as of the effective date. Management has evaluated the application of the Interpretation to the Fund, and the adoption of the Interpretation had no impact on the amounts reported in the financial statements.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee that is not considered to be an affiliated person an annual retainer of $6,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the chairman of each committee also receives $1,000 per year. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2007, other than short-term securities, aggregated $281,005,238 and $102,369,888, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2007, the Fund paid brokerage commissions of $261,619 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $15,913 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2007, the Fund paid or accrued $22,375 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. Effective June 20, 2007, the Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Prior to June 20, 2007, the line of credit was $25,000,000. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. At June 30, 2007, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the six months ended June 30, 2007 was $279,873 with a weighted average interest rate of 6.02%. The maximum amount borrowed at any time during this period was $12,329,000.

8. SHARES OF BENEFICIAL INTEREST. The Fund currently offers four classes of shares - Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2007 and the fiscal year ended December 31, 2006 amounted to $5,102 and $6,381, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

Transactions in shares of beneficial interest were as follows:

                                                           SIX MONTHS ENDED
                                                             JUNE 30, 2007                      YEAR ENDED
                                                              (UNAUDITED)                    DECEMBER 31, 2006
                                                     ----------------------------      ---------------------------
                                                       SHARES          AMOUNT            SHARES          AMOUNT
                                                     ----------     -------------      ----------    -------------
                                                               CLASS AAA                         CLASS AAA
                                                     ----------------------------      ---------------------------
Shares sold .......................................   4,897,420     $ 243,695,548       4,386,829    $ 200,022,345
Shares issued upon reinvestment of distributions ..          --                --       2,754,940      131,438,858
Shares redeemed ...................................  (3,059,002)     (153,618,130)     (8,657,022)    (385,153,097)
                                                     ----------     -------------      ----------    -------------
   Net increase (decrease) ........................   1,838,418     $  90,077,418      (1,515,253)   $ (53,691,894)
                                                     ==========     =============      ==========    =============
                                                                CLASS A                           CLASS A
                                                     ----------------------------      ---------------------------
Shares sold .......................................      89,408     $   4,457,385          68,271    $   3,117,967
Shares issued upon reinvestment of distributions ..          --                --           5,392          256,308
Shares redeemed ...................................     (11,494)         (584,494)        (20,401)        (915,175)
                                                     ----------     -------------      ----------    -------------
   Net increase ...................................      77,914     $   3,872,891          53,262    $   2,459,100
                                                     ==========     =============      ==========    =============
                                                                CLASS B                           CLASS B
                                                     ----------------------------      ---------------------------
Shares sold .......................................          --                --             133    $       5,658
Shares issued upon reinvestment of distributions ..          --                --               2               72
Shares redeemed ...................................          --                --            (133)          (5,835)
                                                     ----------     -------------      ----------    -------------
   Net increase (decrease) ........................          --                --               2    $        (105)
                                                     ==========     =============      ==========    =============
                                                                CLASS C                           CLASS C
                                                     ----------------------------      ---------------------------
Shares sold .......................................      37,562     $   1,861,403          17,459    $     784,241
Shares issued upon reinvestment of distributions ..          --                --           3,534          165,790
Shares redeemed ...................................      (5,453)         (264,811)         (4,903)        (215,949)
                                                     ----------     -------------      ----------    -------------
   Net increase ...................................      32,109     $   1,596,592          16,090    $     734,082
                                                     ==========     =============      ==========    =============

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI ASSET FUND
FINANCIAL HIGHLIGHTS
================================================================================

Selected data for a share of beneficial interest outstanding throughout each period:

                                   INCOME FROM INVESTMENT OPERATIONS                  DISTRIBUTIONS
                               ----------------------------------------    ---------------------------------------
                                                  Net
                Net Asset          Net       Realized and       Total                      Net
  Period          Value,       Investment     Unrealized        from           Net      Realized
   Ended        Beginning        Income     Gain (Loss) on   Investment    Investment    Gain on        Total
December 31     of Period      (Loss)(a)      Investments    Operations      Income    Investments   Distributions
-----------     ---------      ---------    --------------   ----------    ----------  -----------   -------------
CLASS AAA
   2007(b)        $47.38         $0.12          $5.36          $5.48             --          --             --
   2006            41.13          0.30           8.70           9.00         $(0.31)     $(2.44)        $(2.75)
   2005            41.45          0.12           1.73           1.85          (0.12)      (2.05)         (2.17)
   2004            36.26          0.02           5.96           5.98          (0.03)      (0.76)         (0.79)
   2003            28.25          0.04           8.60           8.64          (0.03)      (0.60)         (0.63)
   2002            32.97          0.02          (4.72)         (4.70)         (0.02)      (0.00)(c)      (0.02)
CLASS A
   2007(b)        $47.21         $0.14          $5.31          $5.45             --          --             --
   2006            41.01          0.32           8.66           8.98         $(0.34)     $(2.44)        $(2.78)
   2005            41.39          0.10           1.74           1.84          (0.17)      (2.05)         (2.22)
   2004(e)         36.26          0.03           5.94           5.97          (0.08)      (0.76)         (0.84)
CLASS B
   2007(b)        $46.72        $(0.07)         $5.27          $5.20             --          --             --
   2006            40.64          0.18           8.34           8.52             --      $(2.44)        $(2.44)
   2005            41.16         (0.17)          1.70           1.53             --       (2.05)         (2.05)
   2004(e)         36.26         (0.25)          5.91           5.66             --       (0.76)         (0.76)
CLASS C
   2007(b)        $46.58        $(0.05)         $5.24          $5.19             --          --             --
   2006            40.54         (0.03)          8.54           8.51         $(0.03)     $(2.44)        $(2.47)
   2005            41.14         (0.20)          1.71           1.51          (0.06)      (2.05)         (2.11)
   2004(e)         36.26         (0.26)          5.92           5.66          (0.02)      (0.76)         (0.78)
   --------------------------------

                                             RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                             ----------------------------------------------

                          Net Asset           Net Assets     Net
  Period                    Value,              End of    Investment              Portfolio
   Ended       Redemption   End of    Total     Period      Income    Operating   Turnover
December 31      Fees(a)    Period   Return+   (in 000's)   (Loss)     Expenses      Rate
-----------    ----------   ------   -------   ----------    ----     ----------   --------
CLASS AAA
   2007(b)      $0.00(c)    $52.86   11.6%     $2,904,155    0.49%(d)   1.35%(d)     4%
   2006          0.00(c)     47.38   21.8       2,516,088    0.67       1.36         7
   2005          0.00(c)     41.13    4.4       2,246,439    0.29       1.37         6
   2004          0.00(c)     41.45   16.5       2,216,050    0.06       1.38         7
   2003            --        36.26   30.6       1,958,431    0.11       1.38         7
   2002            --        28.25  (14.3)      1,501,420    0.04       1.38         8
CLASS A
   2007(b)      $0.00(c)    $52.66   11.5%     $    9,464    0.57%(d)   1.35%(d)     4%
   2006          0.00(c)     47.21   21.9           4,806    0.71       1.35         7
   2005          0.00(c)     41.01    4.4           1,991    0.23       1.38         6
   2004(e)       0.00(c)     41.39   16.5             351    0.07       1.40         7
CLASS B
   2007(b)      $0.00(c)    $51.92   11.1%     $        2   (0.28)%(d)  2.09%(d)     4%
   2006          0.00(c)     46.72   20.9               1    0.41       2.11         7
   2005          0.00(c)     40.64    3.7               1   (0.41)      2.02         6
   2004(e)       0.00(c)     41.16   15.6               1   (0.67)      2.07         7
CLASS C
   2007(b)      $0.00(c)    $51.77   11.1%     $    5,383   (0.22)%(d)  2.10%(d)     4%
   2006          0.00(c)     46.58   20.9           3,348   (0.07)      2.11         7
   2005          0.00(c)     40.54    3.6           2,261   (0.49)      2.13         6
   2004(e)       0.00(c)     41.14   15.6             349   (0.68)      2.15         7
   ------------

+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) For the period ended June 30, 2007, unaudited.
(c) Amount represents less than $0.005 per share.
(d) Annualized
(e) Class A, Class B, and Class C Shares were initially offered on December 31, 2003.




                 See accompanying notes to financial statements.

                             THE GABELLI ASSET FUND

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At its meeting on February 22, 2007, the Board of Trustees ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not "interested persons" of the Fund (the "independent board members"). The following paragraphs summarize the material information and factors considered by the independent board members as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The independent board members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The independent board members noted the experience, length of service, and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The independent board members reviewed the short, medium, and long-term performance of the Fund against a peer group of multi-cap core and multi-cap value value funds chosen by Lipper as being comparable. The independent board members noted that the Fund's performance was in or near the top one-third of the funds in its category for the relevant periods.

PROFITABILITY. The independent board members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The independent board members also noted that a substantial portion of the Fund's portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate amount of soft dollar research benefits through the Fund's portfolio brokerage.

ECONOMIES OF SCALE. The independent board members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale.

SHARING OF ECONOMIES OF SCALE. The independent board members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

SERVICE AND COST COMPARISONS. The independent board members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of multi-cap core and multi-cap value funds and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The independent board members noted that the Fund's expense ratios and the Fund's size were above average within this group. The independent board members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The independent board members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by affiliates of the Adviser.

CONCLUSIONS. The independent board members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record. The independent board members also concluded that the Fund's expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund's performance and that economies of scale were not a significant factor in their thinking at this time. The independent board members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent board members determined to recommend continuation of the investment advisory agreement to the full Board.

--------------------------------------------------------------------------------
     GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)            PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GAMCO WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                  PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital
appreciation. (MULTICLASS)           PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN __________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
GAMCO WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                             THE GABELLI ASSET FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES
Mario J. Gabelli, CFA                      Anthony R. Pustorino
CHAIRMAN AND CHIEF                         CERTIFIED PUBLIC ACCOUNTANT,
EXECUTIVE OFFICER                          PROFESSOR EMERITUS
GAMCO INVESTORS, INC.                      PACE UNIVERSITY

Anthony J. Colavita                        Werner J. Roeder, MD
ATTORNEY-AT-LAW                            MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                  LAWRENCE HOSPITAL

James P. Conn                              Anthonie C. van Ekris
FORMER CHIEF INVESTMENT OFFICER            CHAIRMAN
FINANCIAL SECURITY ASSURANCE               BALMAC INTERNATIONAL, INC.
HOLDINGS LTD.
                                           Salvatore J. Zizza
John D. Gabelli                            CHAIRMAN
SENIOR VICE PRESIDENT                      ZIZZA & CO., LTD.
GABELLI & COMPANY, INC.


                                    OFFICERS
Bruce N. Alpert                            James E. McKee
PRESIDENT                                  SECRETARY

Agnes Mullady                              Peter D. Goldstein
TREASURER                                  CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB405Q207SR

THE
GABELLI
ASSET
FUND





                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH





                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2007

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b)  under  the  1940  Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Asset Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Financial Officer &
                           Treasurer


Date              August 31, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.